Trade and other receivables (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Receivables
Opening balance	$ 1,615	$ 1,536
Additions	328	170
Write-offs	(12)	(66)
Reversals	(62)	(94)
Translation adjustment	(228)	69
Closing balance	1,641	1,615
Current	305	285
Non-current	$ 1,336	$ 1,330